Registration No. 333-204627

File No. 811-23061

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. 6	[X]

Post-Effective Amendment No. ___	[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 6	[X]

OPPENHEIMER STEELPATH PANORAMIC FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b)
[ ]	On _______________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On _______________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

This Pre-Effective Amendment No. 6 to the Registrant’s Registration Statement on Form N-1A (File No. 811-23061) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement; (2) Part C, dated November 13, 2015, to the Registration Statement; and (3) Signature page. Parts A and B to the Registration Statement were previously filed on November 12, 2015 and are incorporated by reference. This Pre-Effective Amendment is being filed solely for the purpose of filing the auditor’s consent as an exhibit under Part C of the Registration Statement that was previously filed with the Commission on October 28, 2015. No information contained in Parts A or B of the Registration Statement is being amended, deleted or superseded.

The Registrant hereby amends the Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

OPPENHEIMER STEELPATH PANORAMIC FUND

FORM N-1A

PART C

OTHER INFORMATION

Item 28. - Exhibits

(a)	Agreement and Declaration of Trust dated 5/6/2015, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(b)	By-Laws dated 5/6/2015, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(c)	(i)	Article V of the Agreement and Declaration of Trust: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(ii)	Article II of the By-Laws: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(d)	Investment Advisory Agreement dated 6/23/15, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(e)	(i)	General Distributor’s Agreement dated 6/23/15, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(ii)

Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iii)	Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(iv)

Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(v)

Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

(vi)	Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), (10/23/06), and incorporated herein by reference.

(f)	Form of Oppenheimer Funds Compensation Deferral Plan, As Amended and Restated Effective 1/1/08: Previously filed with Post-Effective Amendment No. 2 to the Registration Statement of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (Reg. No. 333-146105), (5/29/09), and incorporated herein by reference.

(g)	(i)	Global Custody Agreement dated 8/16/02, as amended: Previously filed with Post-Effective Amendment No. 51 to the Registration Statement of Oppenheimer Capital Appreciation Fund (Reg. No. 2-69719), (10/23/06), and incorporated herein by reference.

	(ii)	Amendment dated 6/8/15 to the Global Custody Agreement: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/13/15), and incorporated herein by reference.

(h)	Not Applicable.

(i)	(i)	Opinion and Consent of Counsel dated July 10, 2015: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/10/15), and incorporated herein by reference.

	(ii)	Opinion of Delaware Counsel dated July 10, 2015: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/10/15), and incorporated herein by reference.

(j)	Independent Registered Public Accounting Firm’s Consent: Filed herewith.

(k)	Not Applicable.

(l)	Investment Letter from OppenheimerFunds, Inc. to Registrant dated 6/23/15: Previously filed with Registrant’s Pre-Effective Amendment No. 1, (7/10/15), and incorporated herein by reference.

(m)	(i)	Service Plan and Agreement for Class A shares dated 6/23/15, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(ii)	Distribution and Service Plan and Agreement for Class C shares dated 6/23/15, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

	(iii)	Distribution and Service Plan and Agreement for Class R shares dated 6/23/15, as amended 10/16/15: Previously filed with Registrant’s Pre-Effective Amendment No. 3, (10/20/15), and incorporated herein by reference.

(n)		Oppenheimer Funds Multiple Class Plan Pursuant to Rule 18f-3: Previously filed with Post-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Global High Yield Fund (Reg. No. 333-176889), (9/25/14), and incorporated herein by reference.

(o)	(i)	Power of Attorney dated 7/7/15 for all Trustees and Officers: Previously filed with Post-Effective Amendment No. 3 to the Registration Statement of Oppenheimer Main Street Small Cap Fund (Reg. No. 811-22806), (8/25/15), and incorporated herein by reference.

(p)		Code of Ethics of the Oppenheimer Funds, OFI Global Asset Management, Inc. OFI SteelPath, Inc., OppenheimerFunds, Inc. (including certain other affiliates and subsidiaries) and OppenheimerFunds Distributor, Inc., dated as of 6/1/15, under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Real Estate Fund (Reg. No. 333-74582), (6/26/15), and incorporated herein by reference.

Item 29. - Persons Controlled by or Under Common Control with the Fund

None.

Item 30. - Indemnification

Reference is made to the provisions of Article VII of Registrant’s Declaration of Trust filed as Exhibit 28(a) to the Registration Statement and incorporated herein by reference.

Insofar as indemnification for certain liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 31. - Business and Other Connections of the Investment Advisers

(a)	OFI Global Asset Management, Inc. (the “Manager”) is the manager of the Registrant. The information required by this Item 31 about officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-76771).

(b)	OppenheimerFunds, Inc. (the “Sub-Adviser”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of the Sub-Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by the Sub-Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-8253).

(c)	OFI SteelPath, Inc. (“OFI SteelPath”) provides advisory services to the Registrant. The information required by this Item 31 about officers and directors of OFI SteelPath, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Form ADV, filed by OFI SteelPath pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-77030).

Item 32. Principal Underwriter

(a)	OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the registered open-end investment companies listed below and for MassMutual Institutional Funds.

Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Corporate Bond Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Discovery Mid Cap Growth Fund
Oppenheimer Dividend Opportunity Fund
Oppenheimer Emerging Markets Innovators Fund
Oppenheimer Emerging Markets Local Debt Fund
Oppenheimer Equity Fund
Oppenheimer Equity Income Fund
Oppenheimer Global Fund
Oppenheimer Global High Yield Fund
Oppenheimer Global Multi-Alternatives Fund
Oppenheimer Global Multi-Asset Growth Fund
Oppenheimer Global Multi-Asset Income Fund
Oppenheimer Global Multi Strategies Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Real Estate Fund
Oppenheimer Global Strategic Income Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds)
Oppenheimer Main Street Select Fund
Oppenheimer Main Street Mid Cap Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Event-Linked Bond Fund, LLC
Oppenheimer Master Inflation Protected Securities Fund, LLC
Oppenheimer Master International Value Fund, LLC
Oppenheimer Master Loan Fund, LLC
Oppenheimer Money Market Fund
Oppenheimer Multi-State Municipal Trust (3 series):
Oppenheimer Rochester High Yield Municipal Fund
Oppenheimer Rochester New Jersey Municipal Fund
Oppenheimer Rochester Pennsylvania Municipal Fund
Oppenheimer Portfolio Series (4 series):
Active Allocation Fund
Equity Investor Fund
Conservative Investor Fund
Moderate Investor Fund
Oppenheimer Quest For Value Funds (3 series):
Oppenheimer Fundamental Alternatives Fund
Oppenheimer Global Allocation Fund
Oppenheimer Mid Cap Value Fund
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund
Oppenheimer Rochester AMT-Free Municipal Fund
Oppenheimer Rochester AMT-Free New York Municipal Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester California Municipal Fund
Oppenheimer Rochester Fund Municipals
Oppenheimer Rochester Intermediate Term Municipal Fund
Oppenheimer Rochester Limited Term California Municipal Fund
Oppenheimer Rochester Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Rochester Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Short Term Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Senior Floating Rate Plus Fund
Oppenheimer SteelPath Master MLP Fund, LLC
Oppenheimer SteelPath MLP Funds Trust (4 series):
Oppenheimer SteelPath MLP Select 40 Fund
Oppenheimer SteelPath MLP Alpha Fund
Oppenheimer SteelPath MLP Income Fund
Oppenheimer SteelPath MLP Alpha Plus Fund
Oppenheimer Ultra-Short Duration Fund
Oppenheimer Value Fund (a series of Oppenheimer Series Fund)
Oppenheimer Variable Account Funds (12 series):
Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Conservative Balanced Fund/VA
Oppenheimer Core Bond Fund/VA
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Equity Income Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
Oppenheimer Money Fund/VA

(b)	The directors and officers of the Registrant’s principal underwriter are:

Name & Principal Business Address	Position & Office with Underwriter	Position and Office with Registrant
Rina M. Aligaen(2)	Assistant Vice President	None
Anthony P. Allocco(2)	Assistant Vice President	None
Joseph M. Allyn(1)	Assistant Vice President	None
Nicole Andersen(2)	Assistant Vice President	None
Charles F. Anderson(1)	Vice President	None
Janette Aprilante(2)	Secretary	None
Rupa Athreya(2)	Senior Vice President	None
Matthew J. Auer(2)	Vice President	None
Anthony E. Bamonte(2)	Vice President	None
James P. Barker(2)	Vice President	None
Leslie A. Bednar(2)	Assistant Vice President	None
Kathleen M. Beichert(1)	Senior Vice President	None
Kimberly A. Belsole(2)	Vice President	None
Rocco Benedetto(2)	Senior Vice President	None
Devin Benton(2)	Vice President	None
Emanuele S. Bergagnini(2)	Vice President	None
Christopher E. Bergeron(2)	Vice President	None
Rhea M. Berglund(1)	Vice President	None
Rick D. Bettridge(2)	Vice President	None
Kamal Bhatia(2)	Senior Vice President	None
Adam L. Bilmes(2)	Vice President	None
Paul G. Blease(2)	Senior Vice President	None
Carolyn Boccaccio(2)	Vice President	None
Maria T. Boingeanu(2)	Assistant Vice President	None
Nancy S. Bong(2)	Vice President	None
William H. Borders(2)	Assistant Vice President	None
David A. Borrelli(2)	Senior Vice President	None
Jeffrey R. Botwinick(2)	Vice President	None
Sarah M. Bourgraf(1)	Vice President	None
Reginald J. Breaux(1)	Vice President	None
Joshua H. Broad(2)	Vice President	None
Kenneth S. Brodsky(2)	Vice President	None
Kevin E. Brosmith(2)	Senior Vice President	None
Gregory L. Brown(2)	Vice President	None
Matthew G. Brown(1)	Assistant Vice President	None
Joanne Butler(2)	Assistant Vice President	None
Megan R. Byrne(2)	Assistant Vice President	None
Clare Cambria(2)	Assistant Vice President	None
Mersin Capollari(1)	Vice President	None
Tara Carbonneau(1)	Assistant Vice President	None
Sean T. Carey(2)	Vice President	None
Christina A. Carroll(2)	Chief Compliance Officer	None
Robert M. Caruso(2)	Vice President	None
Rick A. Casagrande(2)	Assistant Vice President	None
Thomas M. Caulfield(1)	Vice President	None
Stephane C. Chevrier(2)	Vice President	None
Donelle L. Chisolm(2)	Vice President	None
Andrew S. Chonofsky(2)	Senior Vice President	None
Angelanto L. Ciaglia(2)	Vice President	None
Nicholas A. Cirbo(1)	Vice President	None
John S. Clark(2)	Vice President	None
H. D. Clements(2)	Senior Vice President	None
Craig U. Colby(2)	Vice President	None
Ryan J. Coleman(1)	Vice President	None
Ellen L. Comisar(2)	Vice President	None
Gerald J. Concepcion(2)	Vice President	None
Serina Copanas(2)	Assistant Vice President	None
John H. Corcoran(2)	Vice President	None
Cameron T. Cowden(2)	Vice President	None
Neev Crane(2)	Vice President	None
Michael Daley(2)	Vice President	None
Amanda J. Dampier(2)	Assistant Vice President	None
Edward Dane(2)	Senior Vice President	None
Damaris de los Santos(2)	Vice President	None
Richard E. DeMarco(2)	Assistant Vice President	None
Michael R. Dennehy(2)	Vice President	None
Michelle D. DeWitt(2)	Assistant Vice President	None
Jeffrey S. Dickin(2)	Vice President	None
Steven D. Dombrower(2)	Vice President	None
Robert U. Duffey(2)	Vice President	None
Ryan Duffy(2)	Vice President	None
Cameron F. Dunford(1)	Vice President	None
Robert B. Dunphy(2)	Vice President	None
Wendy Hetson Ehrlich(2)	Vice President	None
Paul F. Eisenhardt(2)	Senior Vice President	None
Peter S. Ellman(2)	Assistant Vice President	None
Kent M. Elwell(2)	Vice President	None
Rickey C. Ernzen(3)	Vice President	None
Michael J. Eustic(2)	Vice President	None
Gregg A. Everett(2)	Vice President	None
George R. Fahey(1)	Senior Vice President	None
Jason E. Farrell(2)	Assistant Vice President	None
Kristie M. Feinberg(2)	Assistant Treasurer	None
Jessica M. Fernandez(2)	Assistant Vice President	None
Josean Y. Fernandez(2)	Vice President	None
Michael A. Ferrer(2)	Vice President	None
Mark J. Ferro(2)	Senior Vice President	None
Nicole Filingeri(2)	Vice President	None
Tristan A. Fischer(2)	Assistant Vice President	None
Patrick W. Flynn(1)	Senior Vice President	None
David Ford(2)	Vice President	None
John Fortuna(2)	Vice President	None
Mark D. Foster(1)	Vice President	None
Jayme D. Fowler(2)	Vice President	None
Valeri L. Fox(2)	Assistant Vice President	None
George P. Fraser(1)	Vice President	None
Francisco J. Fraustro(2)	Vice President	None
Victoria K. Frey(1)	Assistant Vice President	None
Alice K. Fricke(2)	Vice President	None
William L. Friebel(2)	Vice President	None
Arthur S. Gabinet(2)	Chief Legal Officer	Secretary and Chief Legal Officer
Kathryn T. Gallo(2)	Vice President	None
Hazem S. Gamal(2)	Vice President	None
Charlotte A. Gardner(1)	Vice President	None
Sarah E. Garrity(1)	Vice President	None
Christopher R. Gaudio(2)	Vice President	None
Jay Gentry(1)	Senior Vice President	None
Nancy J. Girondo(2)	Assistant Vice President	None
Jill E. Glazerman(2)	Senior Vice President	None
Emily R. Glotzer(2)	Assistant Vice President	None
Justin A. Goldstein(2)	Assistant Vice President	None
Jack E. Goldin(2)	Vice President	None
Wesley M. Golie(1)	Vice President	None
Michael H. Gottesman(2)	Senior Vice President	None
Raquel Granahan(2)	Senior Vice President	None
Anthony Greco(2)	Assistant Vice President	None
Steven M. Grise(2)	Assistant Vice President	None
Samuel J. Groban(2)	Vice President	None
Vincent E. Grogan(2)	Vice President	None
Eric M. Grossjung(2)	Vice President	None
Michael D. Guman(2)	Vice President	None
James E. Gunter(2)	Vice President	None
Ellen M. Gutierrez(2)	Assistant Vice President	None
LeaAnna M. Hartman(1)	Vice President	None
Alexander D. Hayes(2)	Vice President	None
John Hauryluke(2)	Assistant Vice President	None
Richard N. Henn(2)	Vice President	None
Kenneth L. Henry(2)	Vice President	None
Nicholas M. Henry(2)	Assistant Vice President	None
Jennifer S. Hoelscher(1)	Assistant Vice President	None
Nicole M. Pretzel Holahan(2)	Vice President	None
Eric D. Holquist(2)	Vice President	None
Brian T. Hourihan(2)	Assistant Secretary	None
Lucienne M. Howell(2)	Vice President	None
Edward Hrybenko(2)	Senior Vice President	None
Brian F. Husch(2)	Vice President	None
Keith P. Hylind(2)	Vice President	None
Vincent R. Iacono(2)	Vice President	None
Omar Z. Idilby(2)	Assistant Vice President	None
Christopher Ivezic(2)	Vice President	None
Michael C. Jamison(1)	Vice President	None
Nickie J. Jacobs(1)	Assistant Vice President	None
Shonda R. Jaquez(2)	Vice President	None
Allyson M. Jarecky(2)	Vice President	None
Daniel C. Jarema(1)	Vice President	None
Robert T. Jason(1)	Assistant Vice President	None
Ira F. Jersey(2)	Vice President	None
Eric K. Johnson(1)	Senior Vice President	None
Jacquelyn A. Johnson(2)	Assistant Vice President	None
Sarah J. Joyce(2)	Assistant Vice President	None
Assaf Kedem (2)	Assistant Vice President	None
Scott R. Kelley(1)	Vice President	None
Brian P. Kiley(2)	Vice President	None
Elena Kirova(2)	Assistant Vice President	None
Richard A. Klein(2)	Senior Vice President	None
Joseph B. Kolman(2)	Assistant Vice President	None
Eric J. Kristenson(2)	Vice President	None
Lamar V. Kunes(2)	Senior Vice President	None
Stanford L. Kutler(2)	Vice President	None
David T. Kuzia(1)	Vice President	None
Michael S. La Tona(2)	Assistant Vice President	None
Lisa Lamentino(2)	Vice President	None
John A. Laudadio(2)	Vice President	None
Laura L. Lawson(2)	Vice President	None
Daniel J. Lee(2)	Vice President	None
Eric Lee(2)	Assistant Vice President	None
Wendy D. Lee(2)	Vice President	None
John P. Leonard(2)	Vice President	None
Brian S. Levitt(2)	Vice President	None
Jesse E. Levitt(2)	Vice President	None
Julie A. Libby(2)	Senior Vice President	None
Eric J. Liberman(2)	Vice President	None
Lorna A. Lindquist(2)	Vice President	None
Malissa B. Lischin(2)	Vice President	None
Terrie P. Liu(1)	Assistant Vice President	None
Gordon C. Loetz(2)	Vice President	None
Christina J. Loftus(2)	Senior Vice President	None
David P. Lolli(2)	Assistant Vice President	None
Thomas Loncar(2)	Vice President	None
Inna London-Ikhilov(2)	Assistant Vice President	None
John Luiz(2)	Vice President	None
John W. Mackey(2)	Vice President	None
Peter K. Maddox(2)	Vice President	None
Salvatore Maia(2)	Assistant Vice President	None
Michael J. Malik(2)	Vice President	None
Joseph C. Marich(2)	Vice President	None
Todd A. Marion(2)	Vice President	None
Anthony P. Mazzariello(2)	Vice President	None
Robert D. McClure(2)	Vice President	None
Peter J. McCarthy(1)	Assistant Vice President	None
Derren J. McDaniel(1)	Vice President	None
John C. McDonough(2)	Chairman, Chief Executive Officer, President & Director	None
Matthew S. McGee(1)	Vice President	None
Brian P. McGinty(1)	Vice President	None
Kent C. McGowan(2)	Vice President	None
Simon A. McKay(2)	Vice President	None
William J. McNamara(2)	Vice President	None
Brian F. Medina(1)	Vice President	None
Gregory E. Mehok(2)	Vice President	None
Daniel P. Melehan(2)	Vice President	None
Izaak Mendelson(2)	Assistant Vice President	None
Debbie S. Michaelson(1)	Vice President	None
David B. Miller(2)	Assistant Vice President	None
Toller C. Miller(1)	Vice President	None
Peter L. Mintzberg(2)	Senior Vice President	None
Clint T. Modler(1)	Senior Vice President	None
Ella Monakova(2)	Assistant Vice President	None
Rian Morrissey(1)	Vice President	None
James F. Mugno(2)	Vice President	None
Matthew D. Mulcahy(2)	Vice President	None
Wendy J. Murray(2)	Vice President	None
Keith D. Myers(1)	Assistant Vice President	None
Kyle Najarian(1)	Vice President	None
Christina M. Nasta(2)	Senior Vice President	None
Kevin R. Neznek(2)	Senior Vice President	None
Nichola L. Noriega(2)	Vice President	None
Peter J. Novak(2)	Senior Vice President	None
Timothy J. O’Connell(2)	Vice President	None
James B. O’Connell(2)	Assistant Vice President	None
Patricia O’Connor(2)	Assistant Vice President	None
Tony D. Oh(1)	Treasurer	None
Leonard J. Oremland(2)	Senior Vice President	None
Steven W. Paddon(2)	Senior Vice President	None
Alan I. Panzer(2)	Vice President	None
Andrew Y. Park(1)	Vice President	None
Andrea N. Pash(2)	Assistant Vice President	None
Maria Paster(2)	Assistant Vice President	None
Ashley B. Patten(1)	Vice President	None
Lori L. Penna (2)	Vice President	None
Brian C. Perkes(2)	Vice President	None
Daniel J. Petter(2)	Vice President	None
Charles K. Pettit(2)	Vice President	None
David M. Pfeffer(2)	Director & Chief Financial Officer	None
Andrew W. Phillips(1)	Vice President	None
Piers A. Platt(2)	Vice President	None
Scott A. Porter(2)	Assistant Vice President	None
Chad W. Potter(3)	Assistant Vice President	None
Stacy L. Pottinger(2)	Assistant Vice President	None
Rachel R. Powers(1)	Vice President	None
Michael E. Quinn(2)	Vice President	None
Minnie Ra(2)	Vice President	None
Michael A. Radon(2)	Assistant Vice President	None
Richard E. Rath(2)	Vice President	None
William J. Raynor(2)	Vice President	None
Brenna D. Rhone(2)	Assistant Vice President	None
James T. Robinson(1)	Vice President	None
Ian M. Roche(2)	Vice President	None
Jason D. Roche(2)	Assistant Vice President	None
Adam T. Rochlin(2)	Senior Vice President	None
Michael A. Rock(2)	Vice President	None
Rachel S. Rodgers(2)	Assistant Vice President	None
Philip Rolleri(2)	Assistant Vice President	None
Sara B. Rosenblatt(2)	Vice President	None
Megan P. Rosenblum(2)	Vice President	None
Adrienne M. Ruffle(2)	Vice President	None
Thomas F. Sabow(2)	Vice President	None
Gary Salerno(2)	Assistant Vice President	None
Catherine D. Sanders(2)	Vice President	None
Brian J. Sateja(2)	Assistant Vice President	None
John C. Saunders(2)	Senior Vice President	None
Kurt R. Savallo(2)	Assistant Vice President	None
Alex C. Schardt(2)	Vice President	None
Joshua I. Scher(2)	Assistant Vice President	None
Pamela Z. Schiess(2)	Assistant Vice President	None
Thomas J. Schmitt(2)	Vice President	None
William A. Schories(2)	Vice President	None
Eric M. Schranck(1)	Assistant Vice President	None
Ryan Sekimoto(3)	Vice President	None
Jennifer L. Sexton(2)	Senior Vice President	Vice President and Chief Business Officer
Jeffrey D. Sharon(2)	Vice President	None
James B. Shields(1)	Assistant Vice President	None
Bryant B. Smith(2)	Vice President	None
Mark C. Sokoloff(2)	Assistant Vice President	None
Christopher M. Spencer(2)	Vice President	None
John A. Spensley(2)	Vice President	None
Timothy J. Spitz(2)	Vice President	None
Kirti N. Srikant(2)	Vice President	None
Michael N. Staples(2)	Vice President	None
Alfred O. St. John(2)	Vice President	None
Bryan D. Stein(2)	Vice President	None
Joseph D. Stellato(2)	Assistant Vice President	None
Benjamin A. Stewart(2)	Senior Vice President	None
Wayne C. Strauss(2)	Vice President	None
Matthew C. Straut(2)	Senior Vice President	None
Brian C. Summe(2)	Vice President	None
Michael E. Sussman(2)	Vice President	None
George T. Sweeney(2)	Senior Vice President	None
Adam L. Tabor(2)	Vice President	None
Leo P. Tallon(2)	Vice President	None
Laura B. Taylor (1)	Senior Vice President	None
Paul E. Temple(2)	Senior Vice President	None
Saul B. Tessler(2)	Vice President	None
Christopher R. Thabet(2)	Vice President	None
Jay S. Therrien(2)	Assistant Vice President	None
Anil K. Thomas(2)	Vice President	None
David G. Thomas(2)	Vice President	None
John B. Thorpe(1)	Vice President	None
Stephen D. Tisdalle(2)	Senior Vice President	None
Luz V. Touma(2)	Vice President	None
Catherine L. Tulley(1)	Assistant Vice President	None
David C. Van Hellemont(2)	Vice President	None
Wesley R. Vance(2)	Vice President	None
Vincent C. Vermette(2)	Vice President	None
Alyse S. Vishnick(2)	Assistant Vice President	None
Melissa Wade(1)	Assistant Vice President	None
Kenneth M. Waddell(2)	Vice President	None
Richard Walsh(2)	Vice President	None
Teresa M. Ward(2)	Vice President	None
Keith R. Watts(1)	Vice President	None
Taylor Watts(1)	Vice President	None
Jerry A. Webman(2)	Senior Vice President	None
Janeanne D. Weickum(1)	Vice President	None
Michael J. Weigner(2)	Vice President	None
Kimberly W. Weinrick(2)	Vice President	None
Donn S. Weise(2)	Vice President	None
Christopher G. Werner(2)	Vice President	None
Jason Widener(2)	Vice President	None
Ryan C. Wilde(1)	Vice President	None
Tim A. Wilkinson(1)	Vice President	None
Martha B. Willis(2)	Director & Executive Vice President	None
Thomas Winnick(2)	Vice President	None
Patrick J. Wisneski(1)	Vice President	None
Meredith L. Wolff(2)	Vice President	None
Kevin P. Woodson(1)	Assistant Vice President	None
Cary P. Wozniak(2)	Vice President	None
Alexander B. Young(2)	Vice President	None
David T. Zicchinella(2)	Vice President	None
Steven L. Zito(1)	Vice President	None

(1) 6803 South Tucson Way, Centennial, CO 80112-3924

(2) 225 Liberty Street, New York, NY 10281-1008

(3)2100 McKinney Avenue, Suite 1401, Dallas, TX 75201

(c)	Not applicable.

Item 33. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OFI Global Asset Management, Inc., OppenheimerFunds, Inc. and Shareholder Services, Inc., as applicable, at each entity’s offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 34. Management Services

Not applicable

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 13th day of November, 2015.

Oppenheimer SteelPath Panoramic Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz President, Principal Executive
Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Sam Freedman*	Chairman of the	November 13, 2015
Sam Freedman	Board of Trustees

Arthur P. Steinmetz*	President, Principal Executive	November 13, 2015
Arthur P. Steinmetz	Officer and Trustee

Brian W. Wixted*	Treasurer, Principal Financial &	November 13, 2015
Brian W. Wixted	Accounting Officer

Jon S. Fossel	Trustee	November 13, 2015
Jon S. Fossel

Richard F. Grabish	Trustee	November 13, 2015
Richard F. Grabish

Beverly L. Hamilton*	Trustee	November 13, 2015
Beverly L. Hamilton

Victoria J. Herget*	Trustee	November 13, 2015
Victoria J. Herget

Robert J. Malone*	Trustee	November 13, 2015
Robert J. Malone

F. William Marshall, Jr.	Trustee	November 13, 2015
F. William Marshall, Jr.

Karen L. Stuckey*	Trustee	November 13, 2015
Karen L. Stuckey

James D. Vaughn	Trustee	November 13, 2015
James D. Vaughn

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

Oppenheimer SteelPath Panoramic Fund

Pre-Effective Amendment No. 6

EXHIBIT INDEX

Exhibit No.		Description

28	(j)	Independent Registered Public Accounting Firm’s Consent